CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement Of Financial Position [Abstract]
Accounts receivable - margin clients, net of allowance for doubtful accounts	$ 149,523
Accounts receivable - others, net of allowance for doubtful accounts	3,407	$ 3,579
Deferred revenue, current	7,119,096	8,477,256
Accrued expenses and other current liabilities	3,845,786	6,109,214
Amounts due to customers for the trust bank balances held on their behalf	5,599,216	5,374,977
Accounts payable	189,082	1,066,918
Income taxes payable	(2,303)	483,656
Deferred revenue, non-current	(9,482)	25,229
Deferred tax liabilities, non-current	$ 12,678	$ 218,170
Ordinary shares, shares issued	118,098,018	118,098,018
Ordinary shares, shares outstanding	118,098,018	118,098,018